Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
IfrsStatementLineItems [Line Items]
Key Management	$ 4,043	$ 3,098
Share based payments	2,500	2,000
Key management personnel of entity or parent [member]
IfrsStatementLineItems [Line Items]
Key Management	2,228	1,766
Share based payments	$ 1,815	$ 1,332